Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net - Amortization Expense for Internal-Use Software Development Costs and Intangible Assets (Details) - USD ($)
$ in Thousands
	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for internal-use software development	$ 355	$ 467	$ 2,981
Amortization expense for intangible assets	$ 629	$ 68,520	$ 74,660